Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Increase (Decrease) in other comprehensive income related to employee benefits		$ (219)	$ (17)	$ 148
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		55		79
Interest on net defined benefit (asset) liability		(9)		(1)
Other		3		4
Defined benefit expense		49		82
Defined contribution expense		37		30
Increase (Decrease) in other comprehensive income related to employee benefits	[1]	(170)		109
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost		5		5
Interest on net defined benefit (asset) liability		16		12
Other		2		(2)
Defined benefit expense		23		15
Increase (Decrease) in other comprehensive income related to employee benefits	[1]	$ (49)		$ 39

[1]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.